CONSOLIDATED BALANCE SHEETS ¥ in Thousands	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	$ 453,852,000	¥ 3,246,995	¥ 3,153,852
Restricted cash	2,519,000	18,019	10,229
Short-term investments	33,724,000	241,270
Accounts receivable, net of allowance of nil and RMB 7,772 as of August 31, 2018 and 2019, respectively	3,009,000	21,528	809
Amounts due from related parties	1,489,000	10,652	17,960
Other receivables, deposits and other assets	24,761,000	177,150	52,457
Inventories	3,667,000	26,234	9,174
Total current assets	523,021,000	3,741,848	3,244,481
Property and equipment, net	125,730,000	899,510	460,485
Land use rights, net	12,329,000	88,204	33,721
Intangible assets, net	77,157,000	552,011	73,657
Goodwill	292,143,000	2,090,078	609,511
Long-term investments	3,977,000	28,455	207,364
Prepayments for construction contract	734,000	5,251	2,983
Deferred tax assets, net	4,240,000	30,333	18,129
Deposits for acquisition	47,326,000	338,585	8,854
Other non-current assets	1,868,000	13,362	7,296
Total non-current assets	565,504,000	4,045,789	1,422,000
TOTAL ASSETS	1,088,525,000	7,787,637	4,666,481
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 37,271 and RMB 32,842 as of August 31, 2018 and 2019, respectively)	13,180,000	94,295	63,602
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 142,068 and RMB 76,117 as of August 31, 2018 and 2019, respectively)	15,381,000	110,038	157,295
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 289,388 and RMB 364,734 as of August 31,2018 and 2019, respectively)	85,974,000	615,082	335,857
Short term loan (including short term loan of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of nil and nil as of August 31, 2018 and 2019, respectively)	6,989,000	50,000	49,840
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 23,886 and RMB 50,968 as of August 31, 2018 and 2019, respectively)	13,066,000	93,479	53,598
Current portion of deferred revenue (including deferred revenue of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 936,615 and nil as of August 31, 2018 and 2019, respectively)			965,152
Contract liabilities (including contract liabilities of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of nil and RMB 1,157,774 as of August 31, 2018 and 2019, respectively)	213,737,000	1,529,137
Refund liabilities (including refund liabilities of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of nil and RMB 19,132 as of August 31, 2018 and 2019, respectively)	2,832,000	20,259
Total current liabilities	351,159,000	2,512,290	1,625,344
Deferred tax liabilities, net (including deferred tax liabilities, net of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 14,452 and RMB 35,895 as of August 31, 2018 and 2019, respectively)	7,504,000	53,689	17,067
Bond payable	294,368,000	2,106,000
Other non-current liabilities due to related parties (including non-current liabilities due to related parties of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of nil and RMB 21,736 as of August 31, 2018 and 2019, respectively)	3,038,000	21,736
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 7,817 and RMB 7,621 as of August 31, 2018 and 2019, respectively)	1,489,000	10,654	12,471
Total non-current liabilities	306,399,000	2,192,079	29,538
TOTAL LIABILITIES	657,558,000	4,704,369	1,654,882
Commitments and Contingencies
EQUITY
Share capital (US$0.00001 par value; 127,250,000 shares issued and outstanding as of August 31, 2018, 120,585,274 shares issued and outstanding as of August 31, 2019)	1,000	8	9
Additional paid-in capital	294,255,000	2,105,189	2,469,815
Statutory reserves	9,078,000	64,945	64,945
Accumulated other comprehensive income	11,036,000	78,955	75,770
Accumulated retained earnings	66,022,000	472,339	231,036
Shareholders' equity	380,392,000	2,721,436	2,841,575
Non-controlling interests	50,575,000	361,832	170,024
Total equity	430,967,000	3,083,268	3,011,599
TOTAL LIABILITIES AND EQUITY	$ 1,088,525,000	¥ 7,787,637	¥ 4,666,481